Share Based Payment Arrangements - Summary of Information about RSUs Outstanding (Details) - Restricted Share Units shares in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments	158	192	272
Weighted average remaining contractual life (in years)	1 year
98.27
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 98.27
Number of outstanding instruments	55
Weighted average remaining contractual life (in years)	1 month 6 days
157.51
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 157.51
Number of outstanding instruments	2
Weighted average remaining contractual life (in years)	1 year
115.51
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 115.51
Number of outstanding instruments	54
Weighted average remaining contractual life (in years)	1 year 1 month 6 days
157.51
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 157.51
Number of outstanding instruments	1
Weighted average remaining contractual life (in years)	1 year 2 months 12 days
135.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 135
Number of outstanding instruments	45
Weighted average remaining contractual life (in years)	2 years 1 month 6 days